Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents [Abstract]
Cash on hand and in banks (Note 28)	₱ 6,706	₱ 5,982
Temporary cash investments (Note 28)	17,663	45,672
Cash and cash equivalents	₱ 24,369	₱ 51,654	₱ 32,905	₱ 38,722